Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 12,160
Prepaid expenses and deposits	6,953	6,486
TOTAL CURRENT ASSETS	19,113	6,486
Property and equipment (note 6)	2,098	2,852
Assets of discontinued operations (note 4)	135	139
TOTAL ASSETS	21,346	9,477
CURRENT LIABILITIES
Bank indebtedness		8,446
Accounts payable and accrued liabilities (note 12)	886,399	833,449
Notes payable (note 7)	286,886	261,905
Loans payable – related parties (note 8)	221,985	244,781
Liabilities of discontinued operations (note 4)	345,069	340,826
TOTAL LIABILITIES	1,740,339	1,689,407
SHAREHOLDERS’ DEFICIENCY
COMMON STOCK, unlimited shares authorized; 113,844,159 and 88,814,384 shares issued and 113,444,159 and 88,414,384 shares outstanding at December 31, 2011 and 2010, respectively (note 10)	7,395,770	7,215,587
CONTRIBUTED SURPLUS	1,050,160	1,050,160
PREPAID SHARE SUBSCRIPTION	(156,000)	(156,000)
ACCUMULATED DEFICIT	(9,483,785)	(9,225,301)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(525,138)	(564,376)
TOTAL SHAREHOLDERS’ DEFICIENCY	(1,718,993)	(1,679,930)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIENCY	$ 21,346	$ 9,477